COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Lease Payments under Non-Cancelable Operating Leases
US$
Less than 1 year	81,521
1-2 years	46,954
2-3 years	22,599
3-4 years	5,296
More than 4 years	4,440

160,810